Cover	Mar. 04, 2026
Cover [Abstract]
Entity Registrant Name	TOTALIGENT, INC.
Entity Central Index Key	0000846377
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 04, 2026
Entity File Number	001-41803
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	80-0142655
Entity Address Address Line 1	3651 FAU Boulevard
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Local Phone Number	360-3565
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false